Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
12.	Related Party Transactions

a)	The Partnership has entered into an omnibus agreement with Teekay Corporation, Teekay LNG Partners L.P., the General Partner and others governing, among other things, when the Partnership, Teekay Corporation and Teekay LNG Partners L.P. may compete with each other and certain rights of first offering on liquefied natural gas carriers, oil tankers, shuttle tankers, FSO units and FPSO units.

b)	On April 1, 2010, the Partnership acquired Teekay Corporation’s 100% interest in an FSO unit, the Falcon Spirit, together with its charter contract, for a purchase price of $44.1 million. The purchase was partially financed through proceeds from a public offering of common units. The Falcon Spirit is chartered to Occidental Qatar Energy Company LLC, a subsidiary of Occidental Petroleum of Qatar Ltd., on a fixed-rate time-charter contract for 7.5 years (beginning December 2009) with an option for the charterer to extend the contract for an additional 1.5 years. The Falcon Spirit is a conversion of a double-hull shuttle tanker built in 1986 and it began servicing the Al Raayan oil field off the coast of Qatar in December 2009.

The acquisition consisted of the Partnership acquiring Teekay Corporation’s equity interest in Teekay Al Raayan LLC for $11.3 million and Teekay Corporation’s interest in amounts due to Teekay Corporation from Teekay Al Raayan LLC for $32.8 million. Immediately prior to the acquisition, $11.2 million of amounts due to Teekay Corporation was converted to equity. The portion of the purchase price for the acquisition of the equity interest in Teekay Al Raayan LLC ($11.3 million) was accounted for as an equity distribution to Teekay Corporation. To the extent the purchase price was greater than the corresponding book value, the excess is reflected as a reduction in Partners’ Equity and the remainder is shown as a reduction in Dropdown Predecessor Equity. The portion of the purchase price for the acquisition of the intercorporate loan ($32.8 million) was accounted for as repayment of debt.

The following costs attributable to the operations of the Falcon Spirit were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•	General and administrative expenses (consisting primarily of vessel management fees and legal and professional fees) of $0.3 million for the year ended December 31, 2010.
•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Falcon Spirit of $0.4 million for the year ended December 31, 2010.

c)	On October 1, 2010, the Partnership acquired from Teekay Corporation the Rio das Ostras FPSO unit, which is on a long-term charter to Petroleo Brasileiro SA (or Petrobras), for a purchase price of $157.7 million, plus working capital of $12.4 million. Immediately prior to the acquisition, $163.0 million of amounts due to Teekay Corporation were converted to equity. The purchase price was financed through the assumption of debt of $93.8 million and the remainder was paid in cash. The purchase price is accounted for as an equity distribution to Teekay Corporation. To the extent the purchase price is less than the corresponding book value, the excess is reflected as an addition in Partners’ Equity and the remainder is shown as a reduction in Dropdown Predecessor Equity. The purchase agreement provides that Teekay Corporation shall reimburse the Partnership for upgrade costs in excess of the upgrade estimate as of the closing date. During the year ended December 31, 2011, Teekay Corporation reimbursed the Partnership for $2.0 million of such upgrade costs, which is reflected as a capital contribution.

On the dropdown, certain assets and liabilities of the Rio das Ostras were retained by Teekay Corporation. These net assets retained by Teekay Corporation totaled $0.1 million and are accounted for as a non-cash equity distribution to Teekay Corporation.

The following costs attributable to the operations of the Rio das Ostras were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•

General and administrative expenses (consisting primarily of salaries, defined benefit pension plan benefits, and other employee related costs, office rent, legal and professional fees, and travel and entertainment) of $5.4 million for the year ended December 31, 2010.

•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Rio das Ostras of $2.2 million for the year ended December 31, 2010.

•

Teekay Corporation uses a centralized treasury system. As a result, cash and cash equivalents attributable to the operations of the Rio das Ostras, prior to the acquisition of the vessel by the Partnership, were in certain cases co-mingled with cash and cash equivalents from other operations of Teekay Corporation. Cash and cash equivalents in co-mingled bank accounts are not reflected in the balance sheet of the Dropdown Predecessor. However, any cash transactions from these bank accounts that were made on behalf of the Dropdown Predecessor are reflected in these financial statements as increases or decreases in Dropdown Predecessor Equity. The net amount of these equity contributions (distributions) were $5.8 million for the period from January 1, 2010 to October 1, 2010.

d)	On October 1, 2010, the Partnership acquired from Teekay Corporation its 100% interest in the Amundsen Spirit LLC, which owns the newbuilding shuttle tanker, the Amundsen Spirit, which is on a time charter to Statoil ASA, for a purchase price of $128.0 million. The purchase price was financed through the assumption of debt of $93.3 million, the issuance of new units of $17.0 million and $17.7 million with cash. The excess of $31.2 million of the purchase price over the book value of the net liabilities of ($3.5) million, which includes the fair value of an interest rate swap of ($25.9) million, is accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $32.7 million of amounts due to Teekay Corporation by Amundsen Spirit LLC was converted to equity.

The following costs attributable to the operations of the Amundsen Spirit were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•	General and administrative expenses (consisting primarily of vessel management fees) of $0.2 million for the year ended December 31, 2010.

•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Amundsen Spirit of $0.3 million for the year ended December 31, 2010.

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Teekay Corporation entered into an interest rate swap to offset increases or decreases in the variable-rate interest payments of the credit facilities that were used to finance the acquisition of the Amundsen Spirit. The realized and unrealized gains (losses) on this interest rate swap allocated to the Partnership is ($5.6) million for the year ended December 31, 2010. This amount is reflected in the realized and unrealized gains (losses) on non-designated derivative instruments.

e)	On October 1, 2010, the Partnership agreed to acquire from Teekay Corporation its 100% interest in the Nansen Spirit LLC, which owns the newbuilding shuttle tanker, the Nansen Spirit. On December 10, 2010, the Nansen Spirit commenced its time charter with Statoil ASA and the Partnership acquired 100% of Teekay Corporation’s interest in the Nansen Spirit LLC for a purchase price of $126.3 million. The purchase price was financed through the assumption of debt of $93.3 million, the issuance of new units of $16.4 million and $16.6 million with cash. The excess of $4.4 million of the purchase price over the book value of the net assets of $28.6 million was accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $31.5 million of amounts due to Teekay Corporation by Nansen Spirit LLC was converted to equity. For the period October 1, 2010 to December 10, 2010, the Partnership consolidated Nansen Spirit LLC on its financial statements as it was considered a variable interest entity and the Partnership was the primary beneficiary.

f)

On August 2, 2011, the Partnership acquired from Teekay Corporation the Peary Spirit for a purchase price of $134.5 million. The purchase price was financed through the assumption of debt of $96.8 million and $37.7 million with cash. The excess of $5.5 million of the cash portion of the purchase price over the book value of the net assets of $32.2 million is accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $36.9 million of amounts due to Teekay Corporation by Peary Spirit LLC was converted to equity of the vessel entity. For the period October 1, 2010 to August 2, 2011, the Partnership consolidated Peary Spirit LLC on its financial statements as it was considered a variable interest entity and the Partnership was the primary beneficiary.

g)	On October 1, 2010, the Partnership agreed to acquire two interest rate swaps from Teekay Corporation on the same date as it would acquire the Nansen Spirit and the Peary Spirit from Teekay Corporation. The fair value of the interest rate swaps of ($57.1) million on October 1, 2010, was accounted for as an equity distribution to Teekay Corporation.

h)	On March 8, 2011, the Partnership acquired Teekay Corporation’s 49% interest in Teekay Offshore Operating L.P. (or OPCO) for a combination of $175 million in cash (less $15 million in distributions made by OPCO to Teekay Corporation between December 31, 2010 and the date of acquisition) and the issuance of 7.6 million of the Partnership’s common units to Teekay Corporation and a 2% proportionate interest to the General Partner in a private placement (see note 17). The acquisition increased the Partnership’s ownership of OPCO to 100%. The excess of the proceeds paid by the Partnership over Teekay Corporation’s historical book value of $128.0 million for the 49% interest in OPCO was accounted for as an equity distribution to Teekay Corporation of $258.3 million.

i)	On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. On December 31, 2011, the Partnership recognized a liability of $10.9 million in respect of the purchase price adjustment, of which $5.7 million is included in due to affiliates and $5.2 million is included in other liabilities. On October 1, 2012, the Partnership repaid a portion of the liability, which at the repayment date was $5.9 million. As at December 31, 2012, the outstanding liability was $5.7 million, which is included in due to affiliates. The purchase price was financed through the assumption of debt of $93.3 million and $23.0 million with cash. The excess of $35.6 million of the purchase price (including the contingent consideration liability of $10.1 million on October 1, 2011) over the book value of the net liabilities of $2.6 million, which includes the fair value of an interest rate swap of ($34.6) million, is accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $34.5 million of amounts due to Teekay Corporation by Scott Spirit LLC was converted to equity.

The following costs attributable to the operations of the Scott Spirit were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•	General and administrative expenses (consisting primarily of vessel management fees) of $0.2 million for the year ended December 31, 2011.

•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Scott Spirit of $0.3 million for the year ended December 31, 2011.

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Teekay Corporation entered into an interest rate swap to offset increases or decreases in the variable-rate interest payments of the credit facilities that were used to finance the acquisition of the Scott Spirit. The unrealized loss on this interest rate swap allocated to the Partnership is $12.2 million for the year ended December 31, 2011. This amount is reflected in realized and unrealized (loss) gain on non-designated derivative instruments.

j)	On October 1, 2012, the Partnership acquired from Teekay Corporation the VOC equipment on board the Amundsen Spirit, the Nansen Spirit, the Peary Spirit and the Scott Spirit for $12.8 million. On December 31, 2012, the Partnership recognized this liability in due to affiliates. The purchase price was financed with cash. The excess of $2.8 million of the purchase price over the net carrying value of the equipment is accounted for as an equity distribution to Teekay Corporation.

k)	During the year ended, December 31, 2012, six conventional tankers, two shuttle tankers and two FSO units of the Partnership were employed on long-term time-charter-out contracts with subsidiaries of Teekay Corporation, and two conventional tankers of the Partnership were employed on long-term time-charter-out contracts with a joint venture in which Teekay Corporation has a 50% interest. During the year ended December 31, 2012, the Partnership sold one of its conventional vessels which was employed on a long-term, time-charter-out contract to a subsidiary of Teekay Corporation. In 2012, the Partnership received an early termination fee from Teekay Corporation of $14.7 million which is recorded in net income (loss) from discontinued operations on the consolidated statements of income (loss). Teekay Corporation and its wholly owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative services needs. In addition, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary or appropriate for the conduct of the Partnership’s business. Revenues (expenses) from such related party transactions were as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Revenues(1)	89,075	94,751	81,105
Vessel operating expenses(2)	(5,148)	(5,562)	(4,976)
General and administrative(3)(4)	(60,296)	(59,459)	(48,716)
Interest expense(5)	(392)	(316)	(4,199)
Realized and unrealized loss on derivative instruments(6)	—	(12,186)	(5,658)
OCI(7)	—	—	131
Related party transactions from discontinued operations(8)	35,197	72,737	58,674

(1)	Revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation. The year ended December 31, 2011 includes $1.2 million recovered from Teekay Corporation for penalties accrued in respect of the Rio das Ostras which relate to a period prior to the acquisition of the unit by the Partnership.
(2)	Crew training fees charged by Teekay Corporation.
(3)	Commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Amounts are net of $4.9 million, $3.5 million and $3.8 million, respectively, during the years ended December 31, 2012, 2011, and 2010, of management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation during the year ended December 31, 2012, interest paid to Teekay Corporation for financing the Partnership’s acquisition of an FPSO unit during the year ended December 31, 2010 and interest allocated from Teekay Corporation as a result of the Dropdown Predecessor during the years ended December 31, 2011 and 2010.
(6)	Realized/Unrealized losses on interest rate swaps allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(7)	Other comprehensive income (or OCI) relating to hedging and designated foreign currency forward contracts allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(8)	Related party transactions relating to five conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above; crew training fees charged by Teekay Corporation accounted for as vessel operating expenses; and commercial, technical, strategic and business development management fees charged by Teekay Corporation.

l)	At December 31, 2012, due from affiliates totaled $29.7 million (December 31, 2011 - $6.1 million) and due to affiliates totaled $47.8 million (December 31, 2011 - $39.7 million). Due to and from affiliates are non-interest bearing and unsecured and are expected to be settled within the next fiscal year in the normal course of operations.